LAND LEASE (Details Narrative) - USD ($)	12 Months Ended
	Jan. 03, 2021	Jul. 04, 2021	Dec. 29, 2019
Book value of building	$ 1,632,457	$ 1,587,200	$ 1,650,012
Land Lease [Member]
Book value of building	38,000
Monthly lease payment	$ 1,600